Related parties - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Revenue	$ 3,589,224	$ 3,719,829
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Percentage of marketing rights in production	100.00%
Natgasoline
Disclosure of associates [line items]
Percentage of marketing rights in production	50.00%
Total for all associates | Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Revenue	$ 0	312,000
Payables from related party transactions	0	7,000
Total for all associates | Natgasoline
Disclosure of associates [line items]
Revenue	109,000	0
Receivables from related party transactions	1,000	0
Payables from related party transactions	$ 47,000	$ 0